Financial Risk Management - Summary of Value at Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Kookmin Bank | Ending
Value At Risk Line Items [Line Items]
Value at risk	₩ 491,826	₩ 471,119
Kookmin Bank | Sensitivities- based risk
Value At Risk Line Items [Line Items]
Value at risk	427,455	417,756
Kookmin Bank | Default risk
Value At Risk Line Items [Line Items]
Value at risk	63,128	52,293
Kookmin Bank | Residual risk
Value At Risk Line Items [Line Items]
Value at risk	1,243	1,070
KB Securities Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value at risk	1,142,561	903,937
KB Securities Co., Ltd. | Sensitivities- based risk
Value At Risk Line Items [Line Items]
Value at risk	779,454	612,879
KB Securities Co., Ltd. | Default risk
Value At Risk Line Items [Line Items]
Value at risk	354,958	282,755
KB Securities Co., Ltd. | Residual risk
Value At Risk Line Items [Line Items]
Value at risk	8,149	8,303
KB Kookmin Card Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value at risk	37,487	40,454
KB Kookmin Card Co., Ltd. | Sensitivities- based risk
Value At Risk Line Items [Line Items]
Value at risk	37,487	40,454
KB Kookmin Card Co., Ltd. | Default risk
Value At Risk Line Items [Line Items]
Value at risk	0	0
KB Kookmin Card Co., Ltd. | Residual risk
Value At Risk Line Items [Line Items]
Value at risk	0	0
KB Asset Management Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value at risk	27,908	7,207
KB Asset Management Co., Ltd. | Sensitivities- based risk
Value At Risk Line Items [Line Items]
Value at risk	25,461	6,460
KB Asset Management Co., Ltd. | Default risk
Value At Risk Line Items [Line Items]
Value at risk	2,447	747
KB Asset Management Co., Ltd. | Residual risk
Value At Risk Line Items [Line Items]
Value at risk	0	0
KB Capital Co.,Ltd. | Ending
Value At Risk Line Items [Line Items]
Value at risk	13,486	13,052
KB Capital Co.,Ltd. | Sensitivities- based risk
Value At Risk Line Items [Line Items]
Value at risk	13,486	13,052
KB Capital Co.,Ltd. | Default risk
Value At Risk Line Items [Line Items]
Value at risk	0	0
KB Capital Co.,Ltd. | Residual risk
Value At Risk Line Items [Line Items]
Value at risk	0	0
KB Investment Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value at risk	108,445	67,400
KB Investment Co., Ltd. | Sensitivities- based risk
Value At Risk Line Items [Line Items]
Value at risk	97,962	61,802
KB Investment Co., Ltd. | Default risk
Value At Risk Line Items [Line Items]
Value at risk	10,478	5,597
KB Investment Co., Ltd. | Residual risk
Value At Risk Line Items [Line Items]
Value at risk	5	1
KB Data System Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value at risk	369	427
KB Data System Co., Ltd. | Sensitivities- based risk
Value At Risk Line Items [Line Items]
Value at risk	369	427
KB Data System Co., Ltd. | Default risk
Value At Risk Line Items [Line Items]
Value at risk	0	0
KB Data System Co., Ltd. | Residual risk
Value At Risk Line Items [Line Items]
Value at risk	₩ 0	₩ 0